Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Schedule Of Finance Receivables

Finance Receivables by Product (dollars in millions)

	December 31,	December 31,
	2013	2012
Loans(1)	$ 13,814.3	$ 12,387.8
Direct financing leases and leveraged leases(1)	4,814.9	4,765.3
Finance receivables	18,629.2	17,153.1
Finance receivables held for sale	794.3	301.3
Finance receivables and held for sale receivables (2)	$ 19,423.5	$ 17,454.4

(1)

In 2013, the Company discovered and corrected an immaterial error related to the classification of loans and leases at December 31, 2012. The 2012 amount has been conformed to the current year presentation.

(2)

Assets held for sale in the balance sheet includes finance receivables and operating lease equipment.  As discussed in subsequent tables, since the Company manages the credit risk and collections of finance receivables held for sale consistently with its finance receivables held for investment, the applicable amount is presented.

Schedule Of Finance Receivables By Segment, Based On Obligor Location

	December 31, 2013			December 31, 2012
	Domestic	Foreign	Total	Domestic	Foreign	Total
Transportation & International Finance	$ 666.6	$ 2,827.8	$ 3,494.4	$ 794.5	$ 1,762.0	$ 2,556.5
North American Commercial Finance	13,196.7	1,496.4	14,693.1	11,549.4	1,535.0	13,084.4
Non-Strategic Portfolios	117.9	323.8	441.7	674.9	837.3	1,512.2
Total	$ 13,981.2	$ 4,648.0	$ 18,629.2	$ 13,018.8	$ 4,134.3	$ 17,153.1

Components Of Net Investment In Finance Receivables

	December 31,	December 31,
	2013	2012
Unearned income	$ (942.0)	$ (989.0)
Equipment residual values	669.2	694.5
Unamortized (discounts)	(47.9)	(40.5)
Net unamortized deferred costs and (fees)	49.7	51.4
Leveraged lease third party non-recourse debt payable	(203.8)	(227.9)

Finance And Held For Sale Receivables By Risk Rating

	Transportation & International Finance		North American Commercial Finance
Grade:	Transportation Finance	International Finance	Corporate Finance	Equipment Finance	Real Estate Finance	Commercial Services	Subtotal	Non-Strategic Portfolios	Total
December 31, 2013
Pass	$ 1,627.4	$ 1,530.3	$ 5,783.1	$ 3,355.2	$ 1,554.8	$ 1,804.6	$ 15,655.4	$ 685.5	$ 16,340.9
Special mention	28.6	145.8	769.5	363.5	-	314.7	1,622.1	350.1	1,972.2
Classified - accruing	97.2	36.2	233.6	266.0	-	138.9	771.9	97.8	869.7
Classified - non-accrual	14.3	21.0	83.8	59.4	-	4.2	182.7	58.0	240.7
Total	$ 1,767.5	$ 1,733.3	$ 6,870.0	$ 4,044.1	$ 1,554.8	$ 2,262.4	$ 18,232.1	$ 1,191.4	$ 19,423.5
December 31, 2012
Pass	$ 1,110.6	$ 1,159.0	$ 5,331.2	$ 2,969.7	$ 616.1	$ 1,913.2	$ 13,099.8	$ 1,093.4	$ 14,193.2
Special mention	94.3	39.0	702.7	375.9	-	266.9	1,478.8	453.8	1,932.6
Classified - accruing	98.2	16.4	344.8	269.0	-	119.2	847.6	150.9	998.5
Classified - non-accrual	31.5	7.5	156.5	55.3	-	6.0	256.8	73.3	330.1
Total	$ 1,334.6	$ 1,221.9	$ 6,535.2	$ 3,669.9	$ 616.1	$ 2,305.3	$ 15,683.0	$ 1,771.4	$ 17,454.4

Schedule Of Finance Receivables Delinquency Status

Finance and Held for Sale Receivables – Delinquency Status (dollars in millions)

	30–59 Days	60–89 Days	90 Days or	Total Past		Total Finance
	Past Due	Past Due	Greater	Due	Current	Receivables
December 31, 2013
Transportation Finance	$ 18.3	$ 0.9	$ 0.5	$ 19.7	$ 1,747.8	$ 1,767.5
International Finance	30.6	11.6	12.6	54.8	1,678.5	1,733.3
Corporate Finance	-	-	17.8	17.8	6,852.2	6,870.0
Equipment Finance	116.6	30.0	18.6	165.2	3,878.9	4,044.1
Real Estate Finance	-	-	-	-	1,554.8	1,554.8
Commercial Services	47.9	2.4	1.0	51.3	2,211.1	2,262.4
Sub-total	213.4	44.9	50.5	308.8	17,923.3	18,232.1
Non-Strategic Portfolios	29.7	7.9	16.2	53.8	1,137.6	1,191.4
Total	$ 243.1	$ 52.8	$ 66.7	$ 362.6	$ 19,060.9	$ 19,423.5

December 31, 2012
Transportation Finance	$ 4.0	$ 0.8	$ 0.7	$ 5.5	$ 1,329.1	$ 1,334.6
International Finance	14.0	4.5	4.4	22.9	1,199.0	1,221.9
Corporate Finance	-	0.3	3.5	3.8	6,531.4	6,535.2
Equipment Finance	61.9	19.5	13.3	94.7	3,575.2	3,669.9
Real Estate Finance	-	-	-	-	616.1	616.1
Commercial Services	79.3	3.4	5.6	88.3	2,217.0	2,305.3
Sub-total	159.2	28.5	27.5	215.2	15,467.8	15,683.0
Non-Strategic Portfolios	53.5	9.3	15.9	78.7	1,692.7	1,771.4
Total	$ 212.7	$ 37.8	$ 43.4	$ 293.9	$ 17,160.5	$ 17,454.4

Schedule Of Finance Receivables On Non-Accrual Status

	December 31, 2013			December 31, 2012
	Held for Investment	Held for Sale	Total	Held for Investment	Held for Sale	Total
Transportation Finance	$ 14.3	$ -	$ 14.3	$ 31.5	$ -	$ 31.5
International Finance	21.0	-	21.0	7.5	-	7.5
Corporate Finance	83.5	0.3	83.8	156.2	0.3	156.5
Equipment Finance	59.4	-	59.4	55.3	-	55.3
Commercial Services	4.2	-	4.2	6.0	-	6.0
Sub-total	182.4	0.3	182.7	256.5	0.3	256.8
Non-Strategic Portfolios	17.6	40.4	58.0	68.6	4.7	73.3
Total	$ 200.0	$ 40.7	$ 240.7	$ 325.1	$ 5.0	$ 330.1
Repossessed assets			7.0			9.9
Total non-performing assets			$ 247.7			$ 340.0

Total Accruing loans past due 90 days or more			$ 9.9			$ 3.4

Impaired Loans

Impaired Loans at or for the year ended December 31, 2013 (dollars in millions)

		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded:
Transportation Finance	$ -	$ -	$ -	$ 2.2
International Finance	6.9	24.5	-	6.9
Corporate Finance	136.1	150.1	-	152.8
Equipment Finance	5.8	7.9	-	7.0
Commercial Services	9.1	9.1	-	10.0
Non-Strategic Portfolios	10.2	12.5	-	24.0
With an allowance recorded:
Transportation Finance	14.3	14.3	0.6	12.4
Corporate Finance	50.6	51.7	28.8	79.7
Real Estate Finance	4.2	4.2	1.0	4.6
Non-Strategic Portfolios	-	-	-	1.0
Total Impaired Loans (1)	237.2	274.3	30.4	300.6
Total Loans Impaired at Convenience Date(2)	54.1	95.8	1.0	77.9
Total	$ 291.3	$ 370.1	$ 31.4	$ 378.5

Impaired Loans at or for the year ended December 31, 2012 (dollars in millions)

		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment
With no related allowance recorded:
Transportation Finance	$ 2.3	$ 2.9	$ -	$ 4.5
International Finance	3.1	8.2	-	4.1
Corporate Finance	188.9	242.7	-	197.0
Equipment Finance	8.2	32.8	-	12.0
Commercial Services	10.1	13.3	-	29.7
Non-Strategic Portfolios	40.9	59.2	-	40.3
With an allowance recorded:
Transportation Finance	29.1	29.3	8.9	17.9
International Finance	-	-	-	1.3
Corporate Finance	102.4	106.7	32.3	122.1
Equipment Finance	-	-	-	4.3
Commercial Services	6.0	6.0	1.3	12.2
Non-Strategic Portfolios	2.4	2.7	1.0	12.7
Total Impaired Loans (1)	393.4	503.8	43.5	458.1
Total Loans Impaired at Convenience Date(2)	106.7	260.8	1.5	146.4
Total	$ 500.1	$ 764.6	$ 45.0	$ 604.5

(1)Interest income recorded for the year ended December 31, 2013 while the loans were impaired was $17.7 million of which $3.5 million was interest recognized using cash-basis method of accounting.  Interest income recorded for the year ended December 31, 2012 while the loans were impaired was $21.3 million of which $4.3 million was interest recognized using the cash-basis method of accounting.

(2)Details of finance receivables that were identified as impaired at the Convenience date are presented under Loans and Debt Securities Acquired with Deteriorated Credit Quality.

Schedule Of Finance Receivables That Were Identified As Impaired At The Convenience Date

	December 31, 2013 (1)			December 31, 2012 (1)
	Carrying Amount	Outstanding Balance (2)	Allowance for Loan Losses	Carrying Amount	Outstanding Balance (2)	Allowance for Loan Losses

Commercial	$ 54.1	$ 95.8	$ 1.0	$ 106.7	$ 260.8	$ 1.5
Total loans	$ 54.1	$ 95.8	$ 1.0	$ 106.7	$ 260.8	$ 1.5

(1)The table excludes amounts in Assets Held for Sale with a carrying amount of $12 million and $1 million at December 31, 2013 and December 31, 2012, respectively, and outstanding balances of $26 million and $3 million, respectively.

(2)Represents the sum of contractual principal, interest and fees earned at the reporting date, calculated as pre-FSA net investment plus inception to date charge-offs.

Troubled Debt Restructurings That Occurred During Period

Recorded investment of TDRs that occurred during the year ended December 31, 2013 and 2012 (dollars in millions)

	Years Ended December 31,
	2013	2012

International Finance	$ -	$ 0.2
Corporate Finance	12.2	31.4
Equipment Finance	0.8	2.9
NSP	11.6	15.4
Total	$ 24.6	$ 49.9

Recorded investment of TDRs that experience a payment default(1) at the time of default, in the period presented, and for which the payment default occurred within one year of the modification (dollars in millions)

	Years Ended December 31,
	2013	2012

Corporate Finance	$ 0.5	$ -
Equipment Finance	0.3	0.5
NSP	4.9	3.9
Total	$ 5.7	$ 4.4

(1)	Payment default in the table above is one missed payment.